Long-term assets - E.3 Right of use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Right-of-Use Assets [Roll Forward]
Opening balance, net	$ 884	$ 1,024
Additions	63	127
Modifications	87	135
Impairments		(1)
Disposals	(5)	(9)
Depreciation	(183)	(176)
Asset retirement obligations	(3)	3
Transfers	4	(2)
Transfer to/from held for sale		(163)
Exchange rate movements	50	(54)
Other	(2)
Closing balance, net	896	884
Land and buildings
Right-of-Use Assets [Roll Forward]
Opening balance, net	142	169
Additions	4	23
Modifications	6	11
Impairments		(1)
Disposals	(1)	(3)
Depreciation	(38)	(38)
Asset retirement obligations	0	0
Transfers	1	0
Transfer to/from held for sale		(3)
Exchange rate movements	16	(16)
Other	0
Closing balance, net	130	142
Sites rental
Right-of-Use Assets [Roll Forward]
Opening balance, net	181	201
Additions	10	23
Modifications	27	18
Impairments		0
Disposals	(2)	(1)
Depreciation	(45)	(42)
Asset retirement obligations	(1)	2
Transfers	7	(14)
Transfer to/from held for sale		(2)
Exchange rate movements	2	(4)
Other	(2)
Closing balance, net	177	181
Tower rental
Right-of-Use Assets [Roll Forward]
Opening balance, net	505	587
Additions	42	77
Modifications	51	104
Impairments		0
Disposals	(1)	(5)
Depreciation	(90)	(83)
Asset retirement obligations	(2)	0
Transfers	2	17
Transfer to/from held for sale		(158)
Exchange rate movements	31	(34)
Other	0
Closing balance, net	537	505
Other network equipment
Right-of-Use Assets [Roll Forward]
Opening balance, net	16	25
Additions	0	2
Modifications	2	1
Impairments		0
Disposals	0	0
Depreciation	(1)	(4)
Asset retirement obligations	0	1
Transfers	(2)	(7)
Transfer to/from held for sale		0
Exchange rate movements	0	0
Other	0
Closing balance, net	16	16
Capacity
Right-of-Use Assets [Roll Forward]
Opening balance, net	28	29
Additions	7	0
Modifications	1	0
Impairments		0
Disposals	0	0
Depreciation	(6)	(5)
Asset retirement obligations	0	0
Transfers	(2)	3
Transfer to/from held for sale		0
Exchange rate movements	0	0
Other	0
Closing balance, net	27	28
Other
Right-of-Use Assets [Roll Forward]
Opening balance, net	13	13
Additions	1	2
Modifications	0	1
Impairments		0
Disposals	0	0
Depreciation	(3)	(3)
Asset retirement obligations	0	0
Transfers	(1)	0
Transfer to/from held for sale		0
Exchange rate movements	0	0
Other	0
Closing balance, net	9	13
Cost or valuation
Right-of-Use Assets [Roll Forward]
Opening balance, net	1,442
Closing balance, net	1,671	1,442
Cost or valuation | Land and buildings
Right-of-Use Assets [Roll Forward]
Opening balance, net	249
Closing balance, net	280	249
Cost or valuation | Sites rental
Right-of-Use Assets [Roll Forward]
Opening balance, net	325
Closing balance, net	369	325
Cost or valuation | Tower rental
Right-of-Use Assets [Roll Forward]
Opening balance, net	780
Closing balance, net	929	780
Cost or valuation | Other network equipment
Right-of-Use Assets [Roll Forward]
Opening balance, net	28
Closing balance, net	26	28
Cost or valuation | Capacity
Right-of-Use Assets [Roll Forward]
Opening balance, net	39
Closing balance, net	47	39
Cost or valuation | Other
Right-of-Use Assets [Roll Forward]
Opening balance, net	22
Closing balance, net	21	22
Accumulated depreciation and impairment
Right-of-Use Assets [Roll Forward]
Opening balance, net	(558)
Closing balance, net	(776)	(558)
Accumulated depreciation and impairment | Land and buildings
Right-of-Use Assets [Roll Forward]
Opening balance, net	(107)
Closing balance, net	(150)	(107)
Accumulated depreciation and impairment | Sites rental
Right-of-Use Assets [Roll Forward]
Opening balance, net	(144)
Closing balance, net	(192)	(144)
Accumulated depreciation and impairment | Tower rental
Right-of-Use Assets [Roll Forward]
Opening balance, net	(275)
Closing balance, net	(392)	(275)
Accumulated depreciation and impairment | Other network equipment
Right-of-Use Assets [Roll Forward]
Opening balance, net	(11)
Closing balance, net	(10)	(11)
Accumulated depreciation and impairment | Capacity
Right-of-Use Assets [Roll Forward]
Opening balance, net	(11)
Closing balance, net	(19)	(11)
Accumulated depreciation and impairment | Other
Right-of-Use Assets [Roll Forward]
Opening balance, net	(9)
Closing balance, net	$ (12)	$ (9)